VALUE OF BUISNESS ACQUIRED (TABLES)	12 Months Ended
Dec. 31, 2014
Value Of Business Acquired [Abstract]
Value Of Business Acquired [Table Text Block]
	Gross	Accumulated
	Carrying	Amortization
	Amount	and Other	Net

	(In Millions)
VOBA

December 31, 2014	$416	$(409)(1)	$7

December 31, 2013	$416	$(398)(1)	$18